Retirement Plan (Schedule Of Projected Benefit Obligations And Change In Fair Value Of Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	$ 1
Interest cost	8	8	7
Plan assets at beginning of period	154
Plan assets at end of period	142	154
Defined Benefit Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
PBO at beginning of period	192	178
Service cost	1
Interest cost	8	8
Actuarial loss (gain)	11	15
Benefit settlements	(9)
Benefits paid	(10)	(9)
PBO at end of period	193	192	178
Plan assets at beginning of period	154	141
Actual return on plan assets	3	15
Company contributions	4	7
Benefit settlements	(9)
Plan assets at end of period	142	154	141
Net amount recognized	(51)	(38)
Retiree Health Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
PBO at beginning of period	2	2
PBO at end of period	2	2	$ 2
Net amount recognized	$ (2)	$ (2)